Derivative Financial Instruments (Narrative) (Details)	12 Months Ended								12 Months Ended
	Jan. 31, 2013 USD ($)	Jan. 31, 2013 Fair Value Hedging	Jan. 31, 2013 Net Investment Hedging	Jan. 31, 2013 Net Investment Hedging United Kingdom and Japan	Jan. 31, 2013 Net Investment Hedging United Kingdom GBP (£)	Jan. 31, 2012 Net Investment Hedging United Kingdom GBP (£)	Jan. 31, 2013 Net Investment Hedging Japan JPY (¥)	Jan. 31, 2012 Net Investment Hedging Japan JPY (¥)	Jan. 31, 2013 Cash Flow Hedging	Jan. 31, 2013 Cash Flow Hedging Interest Rate Swap	Jan. 31, 2013 Cash Flow Hedging Cross-currency interest rate contract	Jan. 31, 2013 Netting and collateral USD ($)	Jan. 31, 2012 Netting and collateral USD ($)
Derivative [Line Items]
Derivative, collateral, obligation to return cash												$ 413,000,000	$ 387,000,000
Threshold of derivative liability position requiring cash collateral	150,000,000
Investment maturity date range start		Apr. 30, 2013	Oct. 30, 2023	Aug. 01, 2013						Aug. 30, 2013	Sep. 30, 2029
Investment maturity date range end		May 31, 2014	Feb. 28, 2030	Jan. 31, 2039						Jul. 30, 2015	Mar. 30, 2034
Debt designated as United Kingdom net investment hedge					2,500,000,000	3,000,000,000
Debt designated as Japanese net investment hedge							¥ 275,000,000,000	¥ 275,000,000,000
Forward starting interest rate swap number of years hedging minimum	10
Forward starting interest rate swap number of years hedging maximum	30
Forward starting interest rate swap number of years hedging interest rate maximum	32
Forward starting interest rate swap termination date									Oct. 31, 2014